Balance Sheet - USD ($)	Nov. 30, 2024	Sep. 30, 2024	Dec. 31, 2023		Sep. 30, 2023	Dec. 31, 2022
Current Assets:
Cash		$ 74,514			$ 179,237
Short-term investment		62,076			148,310
Amounts due from related parties		154,235			146,245
Prepaid expenses		155,282			101,649
Total Current Assets		446,107			575,441
Non-current assets
Right-of-use assets, net		75,687			27,023
Property, plant and equipment		746			2,829
Intangible asset, net		859			969
Other noncurrent assets		865			844
Deferred offering costs		335,509			225,032
Total non-current assets		413,666			256,697
TOTAL ASSETS		859,773			832,138
Current Liabilities:
Accounts payable	5,984	41,592			40,593
Salary and welfare payable		26,599			26,779
Other payables		1
Lease liabilities, current		40,106			22,087
Total Current Liabilities	5,984	3,356,493			2,701,505
Lease liabilities, noncurrent		26,277
TOTAL LIABILITIES	5,984	3,382,770			2,701,505
Commitments and contingencies
Shareholders’ Deficit:
Ordinary shares, value	0	13,727			13,727
Additional paid-in capital	(0)	11,074,192			11,074,192
Subscription receivables		(2,939,179)			(2,969,955)
Accumulated other comprehensive loss		(220,253)			(165,023)
Accumulated deficit	(5,984)	(10,451,484)			(9,822,308)
Total Shareholders’ Deficit	(5,984)	(2,522,997)			(1,869,367)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		859,773			832,138
D T Cloud Acquisition Corporation [Member]
Current Assets:
Cash		167,526	$ 69,818
Cash in escrow			425,000
Prepaid expenses		37,941	8,446
Total Current Assets		205,467	503,264
Non-current assets
Deferred offering costs			85,000			95,000
Investments held in trust account		71,516,443
TOTAL ASSETS		71,721,910	588,264			95,000
Current Liabilities:
Accrued liabilities		68,610	24,247
Total Current Liabilities		138,610	731,861			151,326
Deferred Underwriting Compensation		1,725,000
TOTAL LIABILITIES		1,863,610	731,861			151,326
Commitments and contingencies
Temporary equity value		71,516,443
Shareholders’ Deficit:
Ordinary shares, value		206	173	[1]		173	[1]
Additional paid-in capital			24,827			24,827
Accumulated deficit		(1,658,349)	(168,597)			(81,326)
Total Shareholders’ Deficit		(1,658,143)	(143,597)			(56,326)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		71,721,910	588,264			95,000
Related Party [Member]
Current Liabilities:
Amount due to related party		3,248,195			$ 2,612,046
Related Party [Member] | D T Cloud Acquisition Corporation [Member]
Current Liabilities:
Amount due to related party		70,000	490,000
Promissory note – related party			$ 217,614			$ 151,326

[1]	Includes up to an aggregate of 225,000 ordinary shares subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part.